Equity (Details) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 10, 2018 USD ($) shares	Sep. 28, 2018 USD ($) $ / shares shares	Nov. 27, 2014 shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Proceeds from issuance of common stock | $								$ 18,930	$ 0	$ 0
Capital stock authorized (in shares) | shares								200,000,000
Common stock, shares authorized (in shares) | shares				100,000,000		100,000,000		100,000,000	100,000,000
Common Stock, par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares) | shares				50,000,000		50,000,000		50,000,000	50,000,000
Preferred Stock, par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Fraction of preferred share (in shares) | shares								0.001
Price per fraction of preferred share (in dollars per share) | $ / shares								$ 275
Preferred stock right, redemption price per right (in dollars per share) | $ / shares								$ 0.001
(Income) loss allocated to noncontrolling interests: | $				$ 131	$ 118	$ 294	$ 291	$ 924	$ 358	8,860
J&S
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $				0	(82)	0	(93)	58	(49)	0
OpenKey
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $				152	187	329	343	826	515	849
Pure Wellness
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $				5	8	25	43	(28)	38	0
RED
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $				$ (26)	$ 5	$ (60)	$ (2)	68	0	0
Other
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $								$ 0	$ (146)	$ 8,011
Rights [Member]
Class of Stock [Line Items]
Preferred share dividend (in shares) | shares			1
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares) | shares								2,000,000
Dividend multiplier								1,000
Number of votes | vote								1,000
Preferred stock, shares outstanding (in shares) | shares				0		0		0	0
Blank Check Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares								50,000,000
Common Stock, par value (in dollars per share) | $ / shares								$ 0.01
Public Offering [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock | $		$ 18,200
Issuance of common stock (in shares) | shares		270,000
Share price (in dollars per share) | $ / shares		$ 74.50
Proceeds from issuance of common stock | $		$ 20,100
Over-Allotment Option [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock | $	$ 700
Issuance of common stock (in shares) | shares	10,000